BANK BORROWINGS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term borrowings
Short-term borrowings	$ 895,991,320	$ 737,886,632
Average interest rate on short term borrowings (as a percent)	4.25%	4.41%
Maximum borrowing capacity under short-term bank facilities	$ 928,345,637
Amount drawn down on short-term bank facilities	895,991,320
Amount available on short-term bank facilities	32,354,317
Carrying value of short-term bank facilities secured by the plant and machinery of Trina China and TST	675,674,184	$ 563,550,148
Carrying value of short-term bank facilities secured by the land use rights of Trina China	15,560,153	15,913,751
Short-term borrowings secured by plants, machinery and land use rights of Changzhou Trina Solar Energy Co., Ltd. ("Trina China")
Short-term borrowings
Short-term borrowings	108,649,945	148,739,778
Short-term borrowings secured by plants, machinery and land use rights of Trina China and Trina Solar (Changzhou) Science and Technology Co., Ltd. ("TST") , and also guaranteed by Trina
Short-term borrowings
Short-term borrowings	162,500,000	330,000,000
Carrying value of short-term bank facilities secured by the plant and machinery of Trina China and TST	478,864,593
Short-term borrowings pledged by accounts receivable of Changzhou Trina Solar PV Solar System Co., Ltd ("TPV"), the investment of Trina China, and also guaranteed by Trina
Short-term borrowings
Short-term borrowings	80,078,847
Carrying amount of assets pledged	9,807,577
Short-term borrowings guaranteed by Trina
Short-term borrowings
Short-term borrowings	416,579,401	215,146,854
Carrying amount of assets pledged	40,862,171
Unsecured short-term borrowings
Short-term borrowings
Short-term borrowings	$ 128,183,127	$ 44,000,000
Maximum
Short-term borrowings
Term of short-term borrowings	1 year